Cover	12 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	BOOZ ALLEN HAMILTON HOLDING CORPORATION
Entity Central Index Key	0001443646